Financial assets at fair value through other comprehensive income - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Due within one year	R$ 36,099,069	R$ 44,163,006
From 1 to 5 years	129,091,959	49,467,861
From 5 to 10 years	23,585,316	57,653,004
Over 10 years	14,555,278	32,409,506
No stated maturity	12,256,656	9,823,160
Financial assets at fair value through other comprehensive income	215,588,278	193,516,537
At cost [member]
IfrsStatementLineItems [Line Items]
Due within one year	36,221,146	45,423,965
From 1 to 5 years	130,753,272	50,015,025
From 5 to 10 years	24,895,874	58,965,698
Over 10 years	17,264,554	33,364,130
No stated maturity	13,793,052	10,427,449
Financial assets at fair value through other comprehensive income	R$ 222,927,898	R$ 198,196,267